Other Gains, Net (Tables)	12 Months Ended
Dec. 31, 2018
OTHER GAINS, NET
Summary of Other Gains, Net
	For the years ended
	12-31-2018	12-31-2017	12-31-2016
Other gains (losses)	ThCh$	ThCh$	ThCh$
Gain on disposal of Electrogas (*)	—	105,311,912	—
Gain on disposal of Lineas de Transmision Pangue Duqueco	3,024,549	—	—
Gain on disposal of GNL Quintero (**)	—	—	121,325,018
Gain on sale of land	—	7,626,100	—
Other	409,954	150,857	165,956
Total other gains, net	3,434,503	113,088,869	121,490,974

(*)See Notes 5.1.

(**)See Note 14.1.c.